Vanguard PRIMECAP Core Fund

Supplement to the Prospectuses Dated January 28, 2010

Prospectus and Summary Prospectus Text Changes

Under the heading “Investment Advisor” in the Fund Summary section, the following text replaces similar text:

PRIMECAP Management Company

Portfolio Managers

Joel P. Fried, Executive Vice President of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Howard B. Schow, Chairman of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Theo A. Kolokotrones, President of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Mitchell J. Milias, Vice Chairman of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Fund since its inception in 2004.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Fund since its inception in 2004.

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Prospectus Text Changes

Under the heading “Investment Advisor” in the More on the Fund section, the following text replaces similar text:

The managers primarily responsible for the day-to-day management of the Fund are: Joel P. Fried, Executive Vice President of PRIMECAP. He has worked in investment management since 1985; has been with PRIMECAP since 1986; has managed assets since 1987; and has co-managed the Fund since its inception in 2004. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

Howard B. Schow, Chairman of PRIMECAP. He has worked in investment management since 1956; has managed assets since 1962; has been with PRIMECAP since 1983; and has co-managed the Fund since its inception in 2004. Education: B.A., Williams College; M.B.A., Harvard Business School.

Theo A. Kolokotrones, President of PRIMECAP. He has worked in investment management since 1970; has managed assets since 1979; has been with PRIMECAP since 1983; and has co-managed the Fund since its inception in 2004. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Mitchell J. Milias, Vice Chairman of PRIMECAP. He has worked in investment management since 1964; has managed assets since 1967; has been with PRIMECAP since 1983; and has co-managed the Fund since its inception in 2004. Education: B.S., Stanford University; M.B.A., Harvard Business School.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management for PRIMECAP since 1997; has managed assets since 1999; and has co-managed the Fund since its inception in 2004. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and managed assets with PRIMECAP since 2000 and has co-managed the Fund since its inception in 2004. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these six individuals manages a portion of the Fund autonomously; there is no decision-making by committee. A small portion of the Fund’s assets is managed by individuals in PRIMECAP’s research department.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1220A 102010

Vanguard Fenway Funds

Supplement to the Statement of Additional Information Dated January 28, 2010

Statement of Additional Information Text Changes for Vanguard PRIMECAP Core Fund

On page B-33, the paragraph under the heading “Other Accounts Managed” is replaced with the following:

Joel P. Fried, Howard B. Schow, Theo A. Kolokotrones, Mitchell J. Milias, Alfred W. Mordecai, and M. Mohsin Ansari jointly manage the PRIMECAP Core Fund; as of September 30, 2009, the Fund held assets of $4.2 billion. As of September 30, 2009, each manager (except Mr. Milias and Mr. Ansari) also jointly managed six other registered investment companies with total assets of $36.6 billion, one other pooled investment vehicle with total assets of $161 million, and 24 other accounts with total assets of $17.3 billion (none of which had advisory fees based on account performance). As of September 30, 2009, Mr. Milias jointly managed four other registered investment companies with total assets of $28.4 billion (advisory fees not based on account performance). As of September 30, 2010, Mr. Ansari jointly managed three other registered investment companies with total assets of $36 billion, one other pooled investment vehicle with total assets of $400 million, and five other accounts with total assets of $14 billion (none of which had advisory fees based on account performance).

On page B-34, the paragraph under the heading “Ownership of Securities” is replaced with the following:

As of September 30, 2009, Mr. Fried, Mr. Schow, Mr. Kolokotrones, Mr. Milias, and Mr. Mordecai each owned shares of Vanguard PRIMECAP Core Fund in an amount exceeding $1 million. As of September 30, 2010, Mr. Ansari owned shares of the Fund within the $100,001–$500,000 range.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 65PC 102010